Financial instruments (Details 2) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Convertible debt instrument, host component	kr 207,716	kr 379,795
Long-term		379,795
Short-term	207,716
Convertible promissory note	kr 207,716	kr 379,795